Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 14,900	$ 43
Accounts receivable	5,477	5,485
Prepayments and other current assets	2,891	2,980
Digital assets	1,085	436
Total current assets	24,553	8,944
Non-current assets
Equity method investments	4,023	2,897
Right-of-use asset	384
Property and equipment, net	12,170	12,702
Total non-current assets	16,577	15,599
Total assets	41,130	24,543
Current liabilities
Accounts payable	115	128
Short term loans	484	125
Contract liabilities	124	792
Current lease liability	49
Accrued expenses and other payables	121
Total current liabilities	893	5,101
Non-current liability
Lease liability	320
Total non-current liability	320
Total liabilities	1,213	5,101
Shareholders’ equity
Ordinary shares (US$0.06 par value; 25,000,000 shares authorized; 2,097,535 and 6,434,040 shares issued outstanding as of December 31, 2023 and December 31, 2024)	368	121
Additional paid-in capital	228,137	205,920
Accumulated deficit	(188,588)	(186,599)
Total shareholders’ equity	39,917	19,442
Total liabilities and shareholders’ equity	41,130	24,543
Related Party
Current assets
Amounts due from related parties	200
Current liabilities
Amounts due to related parties		$ 4,056